Significant accounting judgements and estimates	12 Months Ended
Jun. 30, 2025
Significant Accounting Judgements And Estimates
Significant accounting judgements and estimates

3.	Significant accounting judgements and estimates

The preparation of the Group’s financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of each reporting period. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in the future periods.

3.1	Judgements made in applying accounting policies

Management is of the opinion that there are no significant judgements made in applying accounting estimates and policies that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

3.2	Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period are discussed below. The Group based its assumptions and estimates on parameters available when the financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

3.	Significant accounting judgements and estimates (Continued)

3.2	Key sources of estimation uncertainty (Continued)

(a)	Estimated useful lives of property and equipment (Continued)

The Group depreciates the property and equipment over their estimated useful lives after taking into account of their estimated residual values. The estimated useful life reflects management’s estimate of the period that the Group intends to derive future economic benefits from the use of the Group’s property and equipment. The residual value reflects management’s estimated amount that the Group would currently obtain from the disposal of the asset, after deducting the estimated costs of disposal, as if the asset were already of the age and in the condition expected at the end of its useful life. Changes in the expected level of usage and technological developments could affect the economics, useful lives and the residual values of these assets which could then consequentially impact future depreciation charges. The carrying amounts of the Group’s property and equipment as at June 30, 2025 and June 30, 2024 were disclosed in Note 10.

(b)	Inventory valuation method

Inventory write-down is made based on the current market conditions, historical experience and selling goods of similar nature. It could change significantly as a result of changes in market conditions. A review is made periodically on inventories for excess inventories, obsolescence and declines in net realisable value and an allowance is recorded against the inventory balances for any such declines. The realisable value represents the best estimate of the recoverable amount and is based on the most reliable evidence available and inherently involves estimates regarding the future expected realisable value. The carrying amount of the Company’s inventories as at June 30, 2025 was S$489,062 (US$384,513) (June 30, 2024: S$72,030). If the future expected realisable value was lower by 10% of its carrying amount, the carrying amount of the Company’s inventories would have been S$48,906 (US$38,451) (June 30, 2024: S$7,203) lower.

(c)	Allowance for expected credit losses of trade receivables

The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns.

The provision matrix is initially based on the Company’s historical observed default rates. The Company will calibrate the matrix to adjust historical credit loss experience with forward-looking information. At every reporting date, historical default rates are updated and changes in the forward-looking estimates are analysed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Company’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Company’s trade receivables is disclosed in Note 25 (a). The carrying amount of the Company’s trade receivables as at the end of each reporting period were disclosed in Note 12.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

3.	Significant accounting judgements and estimates (Continued)

3.2	Key sources of estimation uncertainty (Continued)

(d)	Allowance for expected credit losses of other receivables

The Group assessed the latest performance and financial position of the counterparties, adjusted for the outlook of the industry in which the counterparties operate in, and concluded that there had been no significant increase in credit risk since initial recognition of the financial assets. Accordingly, the Group measured the impairment loss allowance using 12-month ECL and determined that the ECL is insignificant.

The carrying amount of the Group’s other receivables as at June 30, 2025 were S$134,188 (US$105,502) (June 30, 2024: S$213,644).

(e)	Leases – estimating the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate to measure lease liabilities. The incremental borrowing rate is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The incremental borrowing rate therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease. The Group estimates the incremental borrowing rate using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.

(f)	Impairment of non-financial assets

Goodwill

Goodwill is tested for impairment annually and whenever there is an indication that the goodwill may be impaired. In performing the impairment assessment of the carrying amount of goodwill, the recoverable amounts of cash-generating units (CGUs”) in which the goodwill, are determined using higher of value-in-use (“VIU”) calculation and fair value less cost to disposal. The assessment process involves significant management’s estimates and is based on assumptions that are affected by future market and economic conditions. It also involves the use of significant judgments such as the forecasted revenue and operating expenses, sales growth rates, gross profit margin and discount rates applied to the VIU calculation. Specific estimates used in the impairment assessment are disclosed in Note 21.

It is assessed that the recoverable amounts of the CGUs are less than the carrying values of the CGUs, and accordingly full impairment charge was recognized. The carrying amount of goodwill is disclosed in Note 21.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024